Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 36	$ 39	$ 38	$ 54
Provision for credit losses
Purchases	3	2	4	3
Sales and maturities		(2)		(12)
Changes in risk, parameters and exposures	(10)	(6)	(13)	(9)
Exchange rate and other	1	2	1	(1)
Balance at end of period	30	35	30	35
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	6	4	6	9
Provision for credit losses
Transfers to Stage 1				3
Transfers to Stage 2				(7)
Purchases	3	2	4	3
Sales and maturities		(1)		(2)
Changes in risk, parameters and exposures	(2)	(1)	(3)	(2)
Balance at end of period	7	4	7	4
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	30	35	32	45
Provision for credit losses
Transfers to Stage 1				(3)
Transfers to Stage 2				7
Sales and maturities		(1)		(10)
Changes in risk, parameters and exposures	(8)	(5)	(10)	(7)
Exchange rate and other	1	2	1	(1)
Balance at end of period	$ 23	$ 31	$ 23	$ 31